COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	1 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Feb. 09, 2021
Underwriting Agreement
Commitments And Contingencies [Line Items]
Underwriting discount per share	$ 0.20
Over-allotment
Commitments And Contingencies [Line Items]
Deferred underwriting fee per unit (in dollars per share)	$ 0.35	$ 0.35
Deferred underwriting fees	$ 12,075,000	$ 12,075,000
Over-allotment | Underwriting Agreement
Commitments And Contingencies [Line Items]
Period granted to subscribe for the shares	45 days
Common stock shares subscribed but not issued	4,500,000
IPO
Commitments And Contingencies [Line Items]
Deferred underwriting fees	$ 10,500,000		$ 12,075,000
IPO | Underwriting Agreement
Commitments And Contingencies [Line Items]
Cash underwriting discount payable	6,000,000
IPO Including Overallotment | Underwriting Agreement
Commitments And Contingencies [Line Items]
Cash underwriting discount payable	$ 6,900,000